                           KEMPER FIXED INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS
                             DATED DECEMBER 1, 1995

                                 CLASS I SHARES

                  KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND
                           KEMPER CASH RESERVES FUND
                         KEMPER DIVERSIFIED INCOME FUND
                     KEMPER U.S. GOVERNMENT SECURITIES FUND
                             KEMPER HIGH YIELD FUND
                  KEMPER INCOME AND CAPITAL PRESERVATION FUND
                           KEMPER U.S. MORTGAGE FUND
                   KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Kemper Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund"), Kemper Cash Reserves Fund (the "Cash Reserves Fund"), Kemper Diversified Income Fund (the "Diversified Fund"), Kemper U.S. Government Securities Fund (the "Government Fund"), Kemper High Yield Fund (the "High Yield Fund"), Kemper Income and Capital Preservation Fund (the "Income and Capital Fund"), Kemper U.S. Mortgage Fund (the "Mortgage Fund") and Kemper Short-Intermediate Government Fund (the "Short-Intermediate Government Fund") (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Kemper Financial Services, Inc. ("KFS") and its affiliates; and (b) the following investment advisory clients of KFS and its investment advisory affiliates (including Kemper Asset Management Company ("KAMCO")) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds, Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO ALL FUNDS)                                                                   CLASS I
Maximum Sales Charge on Purchases
  (as a percentage of offering price)......................................................   None
Maximum Sales Charge on Reinvested Dividends...............................................   None
Redemption Fees............................................................................   None
Exchange Fee...............................................................................   None
Deferred Sales Charge (as a percentage of redemption proceeds).............................   None

        ANNUAL FUND                                                                            INCOME                   SHORT-
     OPERATING EXPENSES        ADJUSTABLE      CASH                                   HIGH      AND                  INTERMEDIATE
(as a percentage of average       RATE       RESERVES    DIVERSIFIED    GOVERNMENT    YIELD    CAPITAL   MORTGAGE     GOVERNMENT
        net assets)               FUND         FUND         FUND           FUND       FUND      FUND       FUND          FUND
                               ----------    --------    -----------    ----------    -----    ------    --------    ------------
Management Fees.............       .55%         .40%          .56%          .41%        .53%     .53%       .50%          .55%
12b-1 Fees..................      None         None          None          None        None     None       None          None
Other Expenses
  (estimated)...............       .09%         .06%          .09%          .08%        .08%     .09%       .08%          .09%
                                  ----         ----          ----          ----        ----     ----       ----          ----
Total Operating Expenses....       .64%         .46%          .65%          .49%        .61%     .62%       .58%          .64%
                                  ====         ====          ====          ====        ====     ====       ====          ====

                                                                               1       3       5      10
EXAMPLE                                     FUND                              YEAR   YEARS   YEARS   YEARS
------------------------------------------  -------------------------------   ----   -----   -----   -----
You would pay the following expenses on a   Adjustable Rate................    $7     $20     $36     $80
$1,000 investment, assuming (1) 5% annual   Cash Reserves..................    $5     $15     $26     $58
return and (2) redemption at the end of
  each                                      Diversified....................    $7     $21     $36     $81
time period:                                Government.....................    $5     $16     $27     $62
                                            High Yield.....................    $6     $20     $34     $76
                                            Income and Capital.............    $6     $20     $35     $77
                                            Mortgage.......................    $6     $19     $32     $73
                                            Short-Intermediate
                                            Government.....................    $7     $20     $36     $80

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly.

"Other Expenses" for Class I shares have been estimated for the current fiscal year.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of the Adjustable Rate Fund, Cash Reserves Fund, Diversified Fund, Mortgage Fund and the
Short-Intermediate Government Fund since no Class I shares had been issued as of such Funds' fiscal year end.

                                GOVERNMENT FUND

                                                                                                                  JULY 3,
                                                                                                                  1995 TO
                                                                                                                 OCT. 31,
                                                                                                                   1995
                                                                                                                 ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                               $8.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                              .22
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                   .04
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                     .26
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                         .22
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                     $8.92
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED) (%):                                                                                  3.02
------------------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                                             .53
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               7.07
------------------------------------------------------------------------------------------------------------------------

                                HIGH YIELD FUND

                                                                                                             DECEMBER 29,
                                                                                                               1994 TO
                                                                                                            SEPTEMBER 30,
                                                                                                                 1995
                                                                                                            --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                            $ 7.55
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                            .66
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                 .39
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                  1.05
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                       .59
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                  $ 8.01
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED) (%):                                                                               14.37
------------------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                                           .61
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                            10.70
------------------------------------------------------------------------------------------------------------------------

                            INCOME AND CAPITAL FUND

                                                                                                                  JULY 3,
                                                                                                                  1995 TO
                                                                                                                 OCT. 31,
                                                                                                                   1995
                                                                                                                 ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                               $8.52
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                              .19
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                   .12
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                     .31
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                         .22
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                     $8.61
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED) (%):                                                                                  3.65
------------------------------------------------------------------------------------------------------------------------
ANNUALIZED RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                                                                             .62
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               6.87
------------------------------------------------------------------------------------------------------------------------

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Market Fund--Money Market Portfolio if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Market Fund--Money Market Portfolio who have purchased shares because they are participants in tax-exempt retirement plans of KFS and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the shares relative net asset values. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."

December 1, 1995
KFIF-1I (12/95)

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